    September 7, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Funds, Inc. (the “Registrant”); File No. 811-05309

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (333-175659) relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Multi-Strategy Core Bond Fund, a series of Nuveen Investment Trust III (File No. 811-09037), into Nuveen Total Return Bond Fund, a series of the Registrant.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.

Very truly yours, /s/ Corey L. Zarse Corey L. Zarse

CLZ/mjm

Enclosures